Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	$ 25,419	$ 23,560
Additions	1,586	313
Business combinations	63,665
Amortization charge	(1,681)	(473)
Translation differences	(176)	(1,035)
Closing net book amount	88,813	22,365
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Closing net book amount	97,353	27,929
Accumulated Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Closing net book amount	(8,540)	(5,564)
Domains Names Mobile Apps and Related Websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	23,922	23,543
Additions	1,088
Business combinations	42,599
Amortization charge	(441)	(463)
Translation differences	(296)	(1,038)
Closing net book amount	66,872	22,042
Domains Names Mobile Apps and Related Websites | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Closing net book amount	72,885	26,546
Domains Names Mobile Apps and Related Websites | Accumulated Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Closing net book amount	(6,013)	(4,504)
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Business combinations	11,176
Translation differences	43
Closing net book amount	11,219
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Closing net book amount	11,219
Customer Contracts
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Business combinations	6,338
Amortization charge	(241)
Translation differences	28
Closing net book amount	6,125
Customer Contracts | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Closing net book amount	7,451	1,036
Customer Contracts | Accumulated Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Closing net book amount	(1,326)	(1,036)
Content Assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Business combinations	3,552
Amortization charge	(922)
Translation differences	17
Closing net book amount	2,647
Content Assets | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Closing net book amount	3,568
Content Assets | Accumulated Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Closing net book amount	(921)
Other Intangibles
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Opening book amount	1,497	17
Additions	498	313
Amortization charge	(77)	(10)
Translation differences	32	3
Closing net book amount	1,950	323
Other Intangibles | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Closing net book amount	2,230	347
Other Intangibles | Accumulated Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Closing net book amount	$ (280)	$ (24)